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                                        THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                                -AllianceBernstein International Value Portfolio
                                                               (the "Portfolio")
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Supplement dated June 11, 2014 to the Prospectus dated December 31, 2013 of the
AllianceBernstein Pooling Portfolios offering shares of AllianceBernstein International Value (the "Prospectus").

                                   * * * * *

The following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for the Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.

AllianceBernstein International Value Portfolio
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Employee               Length of Service    Title
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Takeo Aso                Since 2012         Senior Vice President of the Adviser
Kevin F. Simms           Since 2005         Senior Vice President of the Adviser
Avi Lavi                 Since 2012         Senior Vice President of the Adviser

                                   * * * * *

The following supplements certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus with respect to the Portfolio.

                                                           Principal
                                                           Occupation(s)
Fund and                        Employee;                  During the
Responsible Group               Year; Title                Past Five (5) Years
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AllianceBernstein               Kevin F. Simms; since      Senior Vice
International Value             2005; Senior Vice          President of the
Portfolio                       President of the           Adviser, with which
                                Adviser                    he has been
International Value Senior                                 associated since
Investment Management Team                                 prior to 2009. He is
                                                           Chief Investment
                                                           Officer of Global
                                                           and International
                                                           Value Equities since
                                                           2014, was CIO of
                                                           International Value
                                                           Equities from
                                                           2012 to 2014 and was
                                                           Co-CIO of the same
                                                           service since prior
                                                           to 2009.

                                Avi Lavi; since 2012;      Senior Vice
                                Senior Vice President      President of the
                                of the Adviser             Adviser, with which
                                                           he has been
                                                           associated since
                                                           prior to 2009. He is
                                                           also Co-CIO of Global
                                                           Value since 2014 and
                                                           Global Director of
                                                           Value Research since
                                                           2012.

                                Takeo Aso; since 2012;     Senior Vice
                                Senior Vice President      President of the
                                of the Adviser             Adviser, with which
                                                           he has been
                                                           associated since
                                                           prior to 2009. He is
                                                           also Director of
                                                           Research of
                                                           International Value
                                                           Equities since 2012.

                                   * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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